Related party balances and transactions (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Total		¥ 21,797	$ 3,170	¥ 9,168
Zhejiang Zhongbo Finance Lease Co., Ltd.
Related Party Transaction [Line Items]
Total	[1]	10,010	1,456	10
Hangzhou Ruituo Technology Co., Ltd.
Related Party Transaction [Line Items]
Total	[2]	7,081	1,030	4,497
Zhejiang Ruituo Non-financing Guarantee Co., Ltd.
Related Party Transaction [Line Items]
Total		2,692	392	236
Shanghai Zaohui Finance Lease Co., Ltd.
Related Party Transaction [Line Items]
Total		0	0	3,993
Others
Related Party Transaction [Line Items]
Total		¥ 2,014	$ 292	¥ 432

[1]	The balance represents loans provided to Zhejiang Zhongbo Finance Lease Co., Ltd. ("Zhongbo") for the advances to borrowers of certain type of loan product of the Company.
[2]	The balance mainly represents loans provided to Hangzhou Ruituo Technology Co., Ltd. and receivable from the disposal of vehicle collaterals for overdue loans.